Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Statement of Financial Position [Abstract]
Common Stock, Shares Authorized	5,000,000,000	5,000,000,000
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Common Stock, Shares, Issued	21,600,000	20,000,000
Common Stock, Shares, Outstanding	21,600,000	20,000,000